Note 5 - Goodwill and Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Feb. 02, 2013	Feb. 02, 2013	Jan. 29, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, Impairment Loss	$ 4,500	$ 4,462	$ 7,611